Shareholders' equity - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Stockholders Equity Note [Line Items]
Percentage of distributions from surplus appropriated as capital or retained earnings reserve	10.00%
Percentage of total amount of capital reserve and retained earnings reserves to stated capital	25.00%
Retained earnings, reserve	¥ 194,890	¥ 190,227
Retained earnings related to the equity in undistributed earnings of companies accounted for by the equity method	¥ 2,429,170
Reissuance of Treasury Stock | Business Cooperation With Mazda.
Stockholders Equity Note [Line Items]
Number of common shares reissued	8,293,300
Amount of proceeds	¥ 50,000
Reissuance of Treasury Stock | Daihatsu Motor Company Limited
Stockholders Equity Note [Line Items]
Number of common shares reissued		52,856,096
Amount of proceeds		¥ 27,972
Decrease in treasury stock		283,561
Increase in additional paid-in capital		27,972
Decrease in additional paid in capital due to acquisition of additional shares		53,742
Decrease in non controlling interest due to acquisition of additional shares		255,565
Decrease in accumulated other comprehensive income (loss) due to acquisition of additional shares		2,226
Parent Company
Stockholders Equity Note [Line Items]
Retained earnings, available for dividend payments	9,256,045	8,470,887
Cash dividends included in retained earnings at year-end	¥ 349,190
Cash dividends per common share	¥ 120
Treasury stock, at cost
Stockholders Equity Note [Line Items]
Retirement of treasury stock		(407,383)	¥ (400,537)
Additional paid-in capital
Stockholders Equity Note [Line Items]
Retirement of treasury stock		27,374	1,048
Retained earnings
Stockholders Equity Note [Line Items]
Retirement of treasury stock		¥ 380,009	¥ 399,489